Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.6%
44,562	iShares 20+ Year Treasury Bond ETF	$4,740,060	1.0
207,680	Vanguard FTSE Developed Markets ETF	9,380,905	2.1
10,613	Vanguard Mid-Cap ETF	2,238,494	0.5
62,082	Vanguard Short-Term Bond ETF	4,748,652	1.0

	Total Exchange-Traded Funds
	(Cost $20,351,084)	21,108,111	4.6

MUTUAL FUNDS: 95.2%
	Affiliated Investment Companies: 95.2%
4,990,085	Voya Intermediate Bond Fund - Class R6	43,663,245	9.5
2,937,157	Voya Large Cap Value Portfolio - Class R6	15,713,792	3.4
2,018,406	Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,286,760	3.9
1,445,423	Voya Multi-Manager International Equity Fund - Class I	13,803,791	3.0
2,166,098	Voya Multi-Manager International Factors Fund - Class I	18,845,052	4.1
1,962,327	Voya Multi-Manager Mid Cap Value Fund - Class I	17,229,232	3.7
275,528	(1) Voya Russell Large Cap Growth Index Portfolio Class I	14,644,336	3.2
251,714	(1) Voya Small Cap Growth Fund - Class R6	8,835,161	1.9
969,508	Voya Small Company Fund - Class R6	12,894,458	2.8
8,758,494	Voya U.S. Stock Index Portfolio - Class I	148,456,467	32.2
1,899,461	VY® BrandywineGLOBAL - Bond Portfolio - Class I	18,557,730	4.0
943,134	VY® Invesco Comstock Portfolio - Class I	19,720,928	4.3
1,757,702	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	46,473,643	10.1
1,981,803	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	18,331,681	4.0
345,078	VY® T. Rowe Price Growth Equity Portfolio - Class I	23,706,836	5.1

	Total Mutual Funds
	(Cost $472,916,157)	439,163,112	95.2

	Total Investments in Securities (Cost $493,267,241)	$460,271,223	99.8
	Assets in Excess of Other Liabilities	795,304	0.2
	Net Assets	$461,066,527	100.0

(1)	Non-income producing security.

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,108,111	$–	$–	$21,108,111
Mutual Funds	439,163,112	–	–	439,163,112
Total Investments, at fair value	$460,271,223	$–	$–	$460,271,223
Other Financial Instruments+
Futures	468,129	–	–	468,129
Total Assets	$460,739,352	$–	$–	$460,739,352
Liabilities Table
Other Financial Instruments+
Futures	$(730,338)	$–	$–	$(730,338)
Total Liabilities	$(730,338)	$–	$–	$(730,338)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$38,551,485	$7,050,691	$(3,310,316)	$1,371,385	$43,663,245	$361,494	$(498,298)	$-
Voya Large Cap Value Portfolio - Class R6	15,663,690	173,958	(1,448,963)	1,325,107	15,713,792	-	(899,431)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,836,277	4,741,502	(1,306,763)	1,015,744	18,286,760	-	(296,228)	-
Voya Multi-Manager International Equity Fund - Class I	13,743,145	801	(1,521,205)	1,581,050	13,803,791	-	(502,126)	-
Voya Multi-Manager International Factors Fund - Class I	18,370,715	278,490	(1,403,272)	1,599,119	18,845,052	-	(183,185)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	17,807,271	95,141	(755,204)	82,024	17,229,232	-	(8,849)	-
Voya Russell Large Cap Growth Index - Class I	-	13,445,449	(156,664)	1,355,551	14,644,336	-	9,571	-
Voya Small Cap Growth Fund - Class R6	8,850,088	175,960	(788,004)	597,117	8,835,161	83	12,146	-
Voya Small Company Fund - Class R6	13,485,526	973	(1,174,815)	582,774	12,894,458	-	(693)	-
Voya U.S. Stock Index Portfolio - Class I	141,558,549	2,192,833	(5,309,293)	10,014,378	148,456,467	-	511,363	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	17,796,812	867,624	(1,178,114)	1,071,408	18,557,730	-	(151,483)	-
VY® Invesco Comstock Portfolio - Class I	20,183,067	298,802	(466,054)	(294,887)	19,720,928	-	274,795	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	45,097,773	648,483	(2,223,097)	2,950,484	46,473,643	-	(118,154)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	17,678,748	347,294	(1,335,441)	1,641,080	18,331,681	-	(244,218)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	21,312,793	1,156,314	(4,454,510)	5,692,239	23,706,836	-	(2,071,251)	-
	$403,935,939	$31,474,315	$(26,831,715)	$30,584,573	$439,163,112	$361,577	$(4,166,041)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	96	06/16/23	$8,704,800	$257,023
U.S. Treasury Ultra Long Bond	34	06/22/23	4,798,250	211,106
			$13,503,050	$468,129
Short Contracts:
MSCI EAFE Index	(45)	06/16/23	(4,717,125)	(161,777)
S&P 500® E-Mini	(46)	06/16/23	(9,516,825)	(568,561)
			$(14,233,950)	$(730,338)

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $502,301,304.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,497,887
Gross Unrealized Depreciation	(46,790,177)
Net Unrealized Depreciation	$(42,292,290)